Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of maturities of long-term debt
Long-term debt is listed below:

December 31,	2013		2012
(In thousands)	Outstanding Balance	Average Rate	Outstanding Balance	Average Rate
Total Federal Home Loan Bank advances by year of maturity:
2013	—	—%	50,500	1.07%
2014	100,500	1.51%	100,500	1.51%
2015	51,000	2.00%	51,000	2.00%
2016	26,000	0.92%	1,000	2.05%
2017	51,000	3.37%	51,000	3.37%
2018	125,062	2.11%	100,088	2.34%
Thereafter	176,745	3.13%	152,171	3.34%
Total	$530,307	2.39%	506,259	2.42%
Total broker repurchase agreements by year of maturity:
2017	300,000	1.75%	300,000	1.75%
Total	$300,000	1.75%	$300,000	1.75%
Total combined long-term debt by year of maturity:
2013	—	—%	50,500	1.07%
2014	100,500	1.51%	100,500	1.51%
2015	51,000	2.00%	51,000	2.00%
2016	26,000	0.92%	1,000	2.05%
2017	351,000	1.99%	351,000	1.99%
2018	125,062	2.11%	100,088	2.34%
Thereafter	176,745	3.13%	152,171	3.34%
Total	$830,307	2.16%	$806,259	2.17%
Prepayment penalty	(19,766)	—	(24,601)	—
Total long-term debt	$810,541	2.82%	$781,658	2.87%